Basic and diluted earnings per share (Details)	12 Months Ended
	Dec. 31, 2018 DKK (kr) Options kr / shares shares	Dec. 31, 2017 DKK (kr) Options kr / shares shares		Dec. 31, 2016 DKK (kr) Options kr / shares shares		Dec. 31, 2015 DKK (kr) Options kr / shares	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 DKK (kr)
Basic and diluted result per share
Net result for the year | kr	kr 581,282,000	kr (275,258,000)	[1]	kr (157,296,000)	[1]	kr (118,372,000)
Net result used in the calculation of basic and diluted earnings per share | kr	kr 581,282,000	kr (275,258,000)		kr (157,296,000)
Weighted average number of ordinary shares	30,754,948	27,918,271		24,873,940
Weighted average number of treasury shares	(64,223)	(64,223)		(564,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share	30,690,725	27,854,048		24,309,717
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	30,696,404	27,854,048		24,309,717
Basic earnings/loss per share(DKK/share) | kr / shares	kr 18.94	kr (9.88)	[1]	kr (6.47)	[1]	kr (5.13)
Diluted earnings/loss per share (DKK/share) | kr / shares	kr 18.94	kr (9.88)	[1]	kr (6.47)	[1]	kr (5.13)
Potential ordinary shares excluded or included due to antidilutive effect
Total outstanding warrants	1,635,000	1,424,000		942,250		463,250	1,853,359	1,853,784	1,670,879
Outstanding warrants, that are dilutive	72,000	0		0
Outstanding warrants, that are anti-dilutive	1,781,359	1,853,784		1,670,879
2010 employee incentive program
Potential ordinary shares excluded or included due to antidilutive effect
Total outstanding warrants | kr							218,359	429,784	728,629
2015 employee incentive program
Potential ordinary shares excluded or included due to antidilutive effect
Total outstanding warrants | kr							1,635,000	1,424,000	942,250

[1]	See note 1 to the consolidated financial statements.